Organization and Nature of Operations	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Entity Name	Registered Location	Date of Incorporation	Ownership as of the issuance date of the report
Huadi International Group Co., Ltd. (“Huadi International”)	Cayman Island	September 27, 2018	Parent
Yongqiang Tuoxing Limited. (“Yongqiang Tuoxing”)	British Virgin Island	October 2, 2018	100% by the Parent
Hong Kong Beach Limited. (“HK Beach”)	Hong Kong	November 7, 2018	100% by Yongqiang Tuoxing
Wenzhou Hongshun Stainless Steel Limited. (“Hongshun”)	Wenzhou, China	June 3,2019	100% by HK Beach
Huadi Steel Group Limited. (“Huadi Steel”)	Wenzhou, China	November 12,1998	99% by Hongshun

Huadi International Group Co., Ltd. (“Huadi International”)

Huadi International was incorporated on September 27, 2018 under the laws of Cayman Islands. Under its memorandum of association, Huadi International is authorized to issue 250,000,000 ordinary shares of a single class, par value $0.0002 per ordinary share. The paid in capital was zero as of September 30, 2020. There are currently 10,000,000 issued and outstanding ordinary shares, of which 16.64% and 83.36% held by Yongqiang Maituo Limited and Yongqiang Donghai Limited, respectively. Huadi International is a holding company and is currently not actively engaged in any business. Huadi International’s registered agent is Harneys Fiduciary (Cayman) Limited and its registered office is at 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Cayman, KY1-1002, Cayman Islands.

Yongqiang Tuoxing Limited (“Yongqiang Tuoxing”)

Yongqiang Tuoxing was incorporated on October 2, 2018 under the laws of British Virgin Islands. Under its memorandum of association, Yongqiang Tuoxing is authorized to issue 50,000 ordinary shares of a single class, par value $1.00 per ordinary share. The paid in capital was zero as of September 30, 2020. Yongqiang Tuoxing is a wholly owned subsidiary of Huadi International and is currently not actively engaged in any business. Yongqiang Tuoxing’s registered agent is Harneys Corporate Services Limited and its registered office is at Craigmuir Chambers, Road Town, Tortola, VG1110, British Virgin Islands.

Hong Kong Beach Limited (“HK Beach”)

HK Beach was incorporated on November 7, 2018 under the laws of Hong Kong and is a wholly owned subsidiary of Yongqiang Tuoxing. The paid in capital was zero as of September 30, 2020. HK Beach did not have any operations as of September 30, 2020.

Wenzhou Hongshun Stainless Steel Ltd. (“Wenzhou Hongshun”)

Wenzhou Hongshun was incorporated on June 3, 2019 in China and is a wholly owned subsidiary of HK Beach. Wenzhou Hongshun is a wholly-foreign owned enterprise organized under the laws of the People’s Republic of China. The registered capital is USD 10,000,000 and the paid in capital was zero as of September 30, 2020.

The registered principal activities of Wenzhou Hongshun are sales of stainless steel pipes, stainless steel bars, stainless steel elbows, stainless steel products, auto parts and components; import and export of goods, technology import and export. Wenzhou Hongshun did not have any operations as of September 30, 2020.

Huadi Steel Group Limited. (“Huadi Steel”)

Huadi Steel was incorporated on November 12, 1998 under the laws of the People’s Republic of China. The registered and paid in capital is RMB 168,800,000. Since August 18, 2015, Huadi Steel was owned by nine shareholders in People’s Republic of China (“PRC Shareholders”).  Huadi Steel focuses on manufacturing of industrial stainless steel seamless pipes and tubes products with extensive distribution facilities and network in China.

Except where the context otherwise requires and for purposes of this financial statement only, “the Company”, “we”, “us”, “our company”, “our” and “Huadi” refer to the above-mentioned entities.

Reorganization

In or about August 2019, the Company completed a corporate reorganization to roll several controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). Di Wang, one of the PRC Shareholders transferred 5% equity of Huadi Steel to a Hong Kong entity which was subsequently transferred to Wenzhou Hongshun on August 28, 2019. On August 22, 2019, Wenzhou Hongshun acquired 94% equity of Huadi Steel from the PRC Shareholders. As a result, Wenzhou Huadi Steel’s equity interest is 99% held by Wenzhou Hongshun and 1% held by Di Wang as of September 30, 2020.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Impact of COVID-19

Recently, there is an ongoing outbreak of a novel strain of coronavirus (COVID-19) first identified in China and has since spread rapidly globally. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities globally for the past few months. In March 2020, the World Health Organization declared the COVID-19 as a pandemic. Given the rapidly expanding nature of the COVID-19 pandemic, and because substantially all of our business operations and our workforce are concentrated in China, we believe there is a risk that our business, results of operations, and financial condition will be adversely affected, especially for our export related business. Potential impact to our results of operations will also depend on future developments and new information that may emerge regarding the duration and severity of the COVID-19 and the actions taken by government authorities and other entities to contain the COVID-19 or mitigate its impact, almost all of which are beyond our control.

The impacts of COVID-19 on our business, financial condition, and results of operations include, but are not limited to, the following:

●	Wenzhou entered into a city-wide lockdown on February 3, 2020. We temporarily closed our offices and production facilities to adhere to the policy beginning in February 2020, as required by relevant PRC regulatory authorities. Our offices were reopened on February 18, 2020 and production facilities are now fully operational.

●	Some of our customers have been negatively impacted by the outbreak, which reduced the demand of our products. The total sales from international customers decreased from $17.9 million for the 2019 fiscal year to $11.9 million for the fiscal year 2020 representing a 34% reduction. However, domestic demand remained stable because of the recovery initiative within China. Total revenue decreased by approximately $6.4 million for the fiscal year 2020 comparing to the fiscal year 2019.

●	We have experienced some disruptions to our supply chain during the Chinese government mandated lockdown, with suppliers increasing lead times and purchase price for raw materials. While all our major suppliers are currently fully operational, any future disruption in their operations would impact our ability to manufacture and deliver our products to customers. In addition, reductions in commercial airline and cargo flights, disruptions to ports and other shipping infrastructure resulting from the pandemic are resulting in increased transport times to deliver materials and components to our facilities and may also affect our ability to timely ship our products to international customers. As a result of these supply chain disruptions, we have increased customer order lead times. This may limit our ability to fulfil orders with short lead times and means that we may be unable to satisfy all of the demand for our products in a timely manner, which may adversely affect our relationships with our customers.

●	Our workforce remains stable throughout fiscal year 2020. While the local government has provided funding to subsidize our labor cost, the implementation of various safety measures has increased the total cost of our operation. We are required to provide our employees with protective gears and regularly monitor and trace the health condition of our employees. Workers are also required to practice social distancing during mealtime at our own cafeteria.

●	The global stock markets have experienced, and may continue to experience, significant decline from the COVID-19 outbreak. It is possible that the price of our ordinary shares will decline significantly after the consummation of this offering, in which case you may lose your investment.

●	During the year ended September 30, 2020, we were able to repay all our debt and other obligations without taking advantage of any available payment deferral or forbearance term.

In the long term, the COVID-19 pandemic is likely to adversely affect the economies and financial markets of many countries and could result in a global economic downturn or a recession. This would likely adversely affect demand on some of our products and those of our customers, which may, in turn negatively impact our results of operations.

While we continue to observe a stable demand in our products, the market remains uncertain, and it may not be sustainable in the long term. The degree to which the pandemic ultimately impacts our business and results of operations will depend on future developments beyond our control, including the severity of the pandemic, the actions to contain or treat the virus, how quickly and to what extent the economic and operating conditions can resume, and the severity and duration of the global economic downturn as a result of the pandemic.